Financial instruments - Maturity of derivative liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	$ 214,622	$ 244,304
Within one year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	15,047	17,620
1-3 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	44,841	45,432
3-5 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	63,002	56,887
More than 5 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	$ 91,732	$ 124,365